UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  3/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 26.79%
	Asset Allocation - 1.37%
3,582	FPA Crescent Fund		$ 102,292
9,055	Intrepid Capital Fund		103,043
28	Oakmark Equity & Income Fund		814
			206,149
	Blend - 2.31%
16,368	Matthew 25 Fund		347,328

	Debt - 1.77%
26,545	RiverPark Short Term High Yield Fund		265,454

	Growth - 8.13%
704	Baron Small Cap Fund +		18,428
17,109	RiverPark/Wedgewood Fund +		230,805
111	Sequoia Fund, Inc. +		17,831
48,216	Tilson Dividend Fund		667,786
17,326	Vanguard Dividend Growth Fund		287,604
			1,222,454
	International - 4.61%
8	Artisan International Small Cap Fund		150
1,019	Artisan International Value Fund, Investor Shares		28,457
50,546	Templeton Global Bond Fund		662,156
93	Tweedy Browne Global Value Fund		2,217
			692,980
	Value - 8.60%
15,185	AKRE Focus Fund		229,287
95	Artisan Small Cap Value Fund		1,564
4,615	First Eagle Global Fund		227,053
9,939	GoodHaven Fund		227,213
13,622	IVA Worldwide Fund		222,311
20,017	Robeco Boston Partners Long/Short Research Fund +		236,203
235	Walthausen Small Cap Value Fund +		4,014
5,516	Westport Fund +		145,028
			1,292,673
	TOTAL EQUITY MUTUAL FUNDS
	(Cost $3,419,680)		4,027,038

	EXCHANGE TRADED FUNDS - 2.00%
	Commodity - 2.00%
18,500	iShares Gold Trust +
	(Cost $295,393)		300,995

	COMMON STOCKS - 56.47%
	Aerospace/Defense - 8.13%
4,100	General Dynamics Corp.		300,858
4,300	L-3 Communications Holdings Inc.		304,311
5,000	Northrop Grumman Corp.		305,400
5,900	Raytheon Co.		311,402
			1,221,971
	Banks - 4.43%
1,200	Credicorp, Ltd.		158,184
115,000	Goldman Sachs Group, Inc. (The) +		116,985
11,700	People's United Financial, Inc.		154,908
75,000	Regions Financial Corp. +		82,180
4,500	Wells Fargo & Co.		153,630
			665,887
	Beverages - 4.57%
3,300	Coca-Cola Femsa SAB de CV +		349,503
3,500	Diageo PLC		337,750
			687,253
	Chemicals - 1.94%
1,600	CF Industries Holdings, Inc.		292,240

	Computers - 2.19%
550	Apple, Inc. +		329,708

	Commerical Services - 4.39%
5,400	Chemed Corp.		338,472
3,400	Strayer Education, Inc.		320,552
			659,024
	Diversified Financial Companies - 2.56%
800	Blackrock, Inc.		163,920
500	CME Group, Inc.		144,665
75,000	Jefferies Group, Inc.		76,190
			384,775
	Diversified Holding Companies - 0.82%
110,000	Leucadia National Corp. +		123,063

	Entertainment - 0.07%
10,000	Speedway Motorsports, Inc. +		10,963

	Food - 2.01%
4,800	Nestle SA		302,400

	Healthcare-Services - 1.13%
3,400	Aetna, Inc.		170,544

	Insurance - 3.34%
6,000	Amtrust Financial Services, Inc.		161,280
4,000	Assurant, Inc.		162,000
2,200	Berkshire Hathaway, Inc., Class B +		178,530
			501,810
	Internet - 0.61%
14,000	Equinix, Inc. +		15,452
70,000	Netflix, Inc. +		76,737
			92,189
	Mining - 0.37%
50,000	Vulcan Materials Co. +		55,375

	Media - 2.16%
10,000	Meredith Corp.		324,600

	Oil & Gas Services - 4.53%
12,200	Statoil ASA		330,742
33,000	RPC, Inc.		350,130
			680,872
	Pharmaceuticals - 4.31%
7,900	AmerisourceBergen Corp.		313,472
7,500	AstraZeneca PLC		333,675
			647,147
	Retail - 1.98%
110,000	Gap, Inc. (The) +		111,202
100,000	JC Penny Corp., Inc. +		98,000
100,000	Sears Holdings Corp. +		89,000
			298,202
	Telecommunications - 4.87%
4,400	America Movil SAB de CV		109,252
6,900	Harris Corp.		311,052
4,600	Nippon Telegraph & Telephone Corp.		104,052
4,200	Telephone & Data Systems Inc.		97,230
4,000	Vodafone Group PLC.		110,680
			732,266
	Tobacco - 2.06%
3,500	Philip Morris International, Inc.		310,135

	TOTAL COMMON STOCKS
	(Cost $8,380,274)		8,490,424
Principal
	MUNICIPAL BONDS - 0.33%
	Florida - 0.33%
	General Obligation - 0.33%
45,000	State Dept. of Environmental Protection, 5.456%, 7/1/19
	(Cost $51,209)		50,240

	U.S. GOVERNMENT AND AGENCIES - 2.70%
	Federal National Mortgage Association - 0.74%
53,000	6.25%, 6/25/32		57,776
50,000	5.00%, 7/25/33		53,240
			111,016
	U.S. Treasury Inflation Protection Securities - 0.93%
100,000	2.50%, 1/15/29		139,617

	U.S. Treasury Strips - 1.03%
200,000	0.00%, 8/15/22		154,822

	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $412,278)		405,455
Shares
	LIMITED PARTNERSHIP - 10.16%
609,489	Armor Capital Partners LP + ++ (a)		1,199,798
1,300	Terra Nitrogen Co. LP		326,300
	(Cost $985,276)		1,526,098

	TOTAL INVESTMENTS
	(Cost $13,544,110)(b)	98.45%	$ 14,800,250
	Other assets in excess of liabilities	1.55%	227,734

	TOTAL NET ASSETS	100.00%	$ 15,027,984

RIC - Regulated Investment Company

+	Non-income producing securities.
++	Restricted securities. The aggregate value of such securities is 7.98% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a)

 Securities for which market quotations are not readily available.   The aggregate value of such securities is 7.98% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(b)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substaintally the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$1,403,232
	Unrealized depreciation:	(147,092)
	Net unrealized appreciation:	$1,256,140

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:	$ 8,490,424			$ 8,490,424
Equity Mutual Funds (RICs)	4,027,038			4,027,038
Exchange Traded Funds	300,995			300,995
Municipal Bonds		50,240		50,240
U.S. Government and Agencies		405,455		405,455
Limited Partnerships	326,300		1,199,798	1,526,098
Total	$ 13,144,757	$ 455,695	$ 1,199,798	$ 14,800,250

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Limited Partnerships	Total
Beginning balance	$ 1,176,433	$ 731,258
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	23,365	260,093
Return of Capital	-	-
Cost of purchases	-	271,012
Proceeds from sales	-	-
Accrued interest	-	-
Net transfers in/out of level 3	-	-
Ending balance	$ 1,199,798	$ 1,262,363

The total change in unrealized appreciation (depreciation) included in the Schedule of Investments attributable to level 3 investments still held at March 31, 2012 includes:

$ 23,365	$ 23,365

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of March 31, 2012, the Fund held one security for which market quotations were not readily available.  The market value of this security represented 7.98% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/24/12

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

5/24/12